SHARE CAPITAL - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions							12 Months Ended
	Feb. 06, 2019	Jan. 07, 2019	Dec. 01, 2018	Jun. 15, 2018	Jun. 14, 2018	Dec. 07, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2019	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding								20.00%
Number of shares issued (in shares)								503,000,000	397,000,000
Proceeds from dividend reinvestment plan									$ 148
Common share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								508,000,000	503,000,000		397,000,000
Value of shares issued								$ 13,662	$ 13,447		$ 8,808
Percentage of increase in dividend rate				5.60%
Monthly dividends paid per share (in CAD per share)				$ 0.19	$ 0.18
Dividends paid per share (in CAD per share)								$ 2.24	$ 2.04000
Dividends declared								$ 1,131	$ 873
Proceeds from dividend reinvestment plan									148
Common share capital | Issued capital
Disclosure of classes of share capital [line items]
Proceeds from dividend reinvestment plan									$ 148
Common share capital | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Monthly dividends paid per share (in CAD per share)	$ 0.19	$ 0.19
Dividends paid per share (in CAD per share)							$ 2.28
Dividends declared	$ 97	$ 97
Preferred share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								100,000,000	100,000,000		62,000,000
Value of shares issued								$ 2,423	$ 2,424		$ 1,509
Dividends declared								$ 122	$ 83
Class A, Series 1 Rate Reset Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)			0
Number of shares outstanding (in shares)			10,000,000
Class A, Series 21 Preferred shares issued, net of issue costs
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						16,000,000
Value of shares issued						$ 400
Dividends paid per share (in CAD per share)						$ 1.225
Dividend rate period						5 years
Variable rate on dividends						3.26%
Redemption price per share on preferred stock (in CAD per share)						$ 25.00
Dividends paid per share (in CAD per share)								$ 1.200650	$ 0
Dividends declared								$ 19	$ 0
Class A, Series 21 Preferred shares issued, net of issue costs | Minimum
Disclosure of classes of share capital [line items]
Percentage of increase in dividend rate						4.90%
Class A Series 22 Preferred Shares
Disclosure of classes of share capital [line items]
Dividend rate period						90 days
Variable rate on dividends						3.26%
Class A Series 3 Rate Reset Preference ShareS
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)										6,000,000